Commitments	12 Months Ended
Dec. 31, 2017
Disclosure Of Commitments [Abstract]
Disclosure of commitments [text block]
Note 32	Commitments

(a) Royalty commitments

In Colombia, royalties on production are payable to the Colombian Government and are determined on a field-by-field basis using a level of production sliding scale at a rate which ranges between 6%-8%. The Colombian National Hydrocarbons Agency (“ANH”) also has an additional economic right equivalent to 1% of production, net of royalties.

Under Law 756 of 2002, as modified by Law 1530 of 2012, the royalties on Colombian production of light and medium oil are calculated on a field-by-field basis, using the following sliding scale:

Average daily production in barrels	Production Royalty rate
Up to 5,000	8%
5,000 to 125,000	8% + (production - 5,000)*0.1
125,000 to 400,000	20%
400,000 to 600,000	20% + (production - 400,000)*0.025
Greater than 600,000	25%

When the API is lower than 15°, the payment is reduced to the 75% of the total calculation.

In accordance with Llanos 34 Block operation contract, when the accumulated production of each field, including the royalties’ volume, exceeds 5,000,000 of barrels and the WTI exceeds the base price settled in table A, the Group should deliver to ANH a share of the production net of royalties in accordance with the following formula: Q = ((P – Po) / P) x S; where Q = Economic right to be delivered to ANH, P = WTI, Po = Base price (see table A) and S = Share (see table B).

Table A			Table B
°API	Po (US$/barrel)	WTI (P)	S
>29°	30.22	Po < P < 2Po	30%
>22°<29°	31.39	2Po < P < 3Po	35%
>15°<22°	32.56	3Po < P < 4Po	40%
>10°<15°	46.50	4Po < P < 5Po	45%
		5Po < P	50%

Additionally, under the terms of the Winchester Stock Purchase Agreement, GeoPark is obligated to make certain payments to the previous owners of Winchester based on the production and sale of hydrocarbons discovered by exploration wells drilled after 25 October 2011. These payments involve an overriding royalty equal to an estimated 4% carried interest on the part of the vendor. As at the balance sheet date and based on preliminary internal estimates of additions of 2P reserves since acquisition, the Group’s best estimate of the total commitment over the remaining life of the concession is in a range between US$ 80,000,000 and US$ 90,000,000. During 2017, the Group has accrued and paid US$ 11,369,000 (US$ 5,414,000 in 2016 and US$ 7,100,000 in 2015) and US$  9,981,000 (US$  3,772,000 in 2016 and US$  9,200,000 in 2015), respectively.

In Chile, royalties are payable to the Chilean Government. In the Fell Block, royalties are calculated at 5% of crude oil production and 3% of gas production. In the Flamenco Block, Campanario Block and Isla Norte Block, royalties are calculated at 5% of gas and oil production.

In Brazil, the Brazilian National Petroleum, Natural Gas and Biofuels Agency (ANP) is responsible for determining monthly minimum prices for petroleum produced in concessions for purposes of royalties payable with respect to production. Royalties generally correspond to a percentage ranging between 5% and 10% applied to reference prices for oil or natural gas, as established in the relevant bidding guidelines (edital de licitação) and concession agreement. In determining the percentage of royalties applicable to a concession, the ANP takes into consideration, among other factors, the geological risks involved and the production levels expected. In the Manatí Block, royalties are calculated at 7.5% of gas production.

In Argentina, crude oil production accrues royalties payable to the Province of Mendoza equivalent to 12% on estimated value at well head of those products. This value is equivalent to final sales price less transport, storage and treatment costs.

(b) Capital commitments

Colombia

The VIM 3 Block minimum investment program consists of 200 sq km of 2D seismic and drilling one exploratory well, with a total estimated investment of US$ 22,290,800 during the initial three year exploratory period ending 2 September 2018.

The Llanos 34 Block (45% working interest) has committed to drill two exploratory wells, one before 15 March 2017 and the other before 14 September 2019. The remaining commitment amounted to US$ 6,255,000 at GeoPark’s working interest. As of the date of these Consolidated Financial Statements, GeoPark is awaiting the ANH’s approval of the wells already drilled that were presented as fulfilment of the commitments to be performed in the block. After this approval, the remaining commitment would amount to US$ 3,008,000.

The Llanos 32 Block (12% working interest) has committed to drill one exploratory well before 20 August 2018. The remaining commitment amounts to US$ 587,500 at GeoPark’s working interest.

Argentina

On 20 August 2014, the consortium of GeoPark and Pluspetrol was awarded two exploration licenses in the Sierra del Nevado and Puelen Blocks, as part of the 2014 Mendoza Bidding Round in Argentina, carried out by Empresa Mendocina de Energia S.A. ("EMESA"). The consortium consists of Pluspetrol (Operator with a 72% working interest ("WI"), EMESA (Non-operated with a 10% WI) and GeoPark (Non-operated with an 18% WI). As of the date of these Consolidated Financial Statements, the remaining commitments in the blocks for the first exploratory period amount to US$ 1,200,000 at GeoPark’s working interest.

On 22 July 2015, GeoPark signed a farm-in agreement with Wintershall for the CN-V Block in Argentina. GeoPark will operate during the exploratory phase and receive a 50% working interest in the CN-V Block in exchange for its commitment to drill two exploratory wells, for a total of US$  10,000,000. As of the date of these Consolidated Financial Statements, GeoPark has already drilled and completed one of the two committed exploratory wells for a total amount of US$ 5,455,000.

Chile

The remaining investment commitment for the second exploratory phase in the Flamenco Block relates to the drilling of one exploratory well to be assumed 100% by GeoPark and amounts to US$ 2,100,000. On 30 June 2017, the Chilean Ministry accepted GeoPark’s proposal to extend the second exploratory phase for an additional period of 18 months, ending on 7 May 2019.

The investment commitment for the first exploratory period in the Campanario and Isla Norte Blocks has already been fulfilled. The investments to be made in the second exploratory period will be assumed 100% by GeoPark. On 29 May 2017, the Chilean Ministry accepted GeoPark’s proposal to update the value of the commitments in both the Campanario and Isla Norte Blocks as well as the guarantees related to those commitments. Consequently, the future investment commitments assumed by GeoPark for the second exploratory period are up to:

•	Campanario Block: 3 exploratory wells before 10 July 2019 (US$ 4,758,000)
•	Isla Norte Block: 2 exploratory wells before 7 May 2019 (US$ 2,855,000)

As of 31 December 2017, the Group has established guarantees for its total commitments.

Brazil

The future investment commitments assumed by GeoPark are up to:

•
SEAL-T-268 Block: before 15 May 2017 (US$ 230,000). On 12 May 2017, the Brazilian National Agency of Petroleum, Natural Gas and Biofuels (“ANP”) notified the suspension of the exploratory period to fulfill the commitments in the block.

•
REC-T-94 Block: 2 exploratory wells before 12 July 2017 (US$ 2,300,000). An exploratory well was drilled and completed in April 2017. On 12 July 2017, the ANP notified the suspension of the exploratory period to fulfill the commitments in the block.

•	REC-T-93 Block: 3D seismic before 20 December 2018 (US$ 50,000).

•	REC-T-128 Block: 1 exploratory well before 20 December 2018 (US$ 2,690,000).

•	POT-T-747 Block: 1 exploratory well before 20 December 2018 (US$ 1,840,000). An exploratory well was drilled in December 2017.

•	POT-T-882 Block: 35 sq km of 2D seismic before 20 December 2018 (US$ 480,000).

•	POT-T-619 Block: 1 well before 16 September 2018 (US$ 700,000).

(c) Operating lease commitments – Group company as lessee

The Group leases various plant and machinery under non-cancellable operating lease agreements.

The Group also leases offices under non-cancellable operating lease agreements. The lease terms are between 2 and 3 years, and most of lease agreements are renewable at the end of the lease period at market rate.

During 2017 a total amount of US$ 46,195,000 (US$ 47,871,000 in 2016 and US$ 16,731,000 in 2015) was charged to the income statement and US$ 34,160,000 of operating leases were capitalised as Property, plant and equipment related to rental of drilling equipment and machinery (US$ 32,058,000 in 2016 and US$ 7,102,000 in 2015).

The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

Amounts in US$ ’000	2017	2016	2015
Operating lease commitments
Falling due within 1 year	32,180	67,752	12,878
Falling due within 1 – 3 years	5,777	14,031	8,257
Falling due within 3 – 5 years	2,793	5,066	2,456
Falling due over 5 years	-	114	309
Total minimum lease payments	40,750	86,963	23,900